RESEARCH AND DEVELOPMENT EXPENSES, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research And Development Expenses Net [Line Items]
Discount from service provider	$ (281)	$ (281)	$ (185)
Research and development expenses, net	32,969	25,241	17,771
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	653	652	621
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	2,218	1,816	1,953
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	793	841	842
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	28,221	21,013	13,611
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	401	428	216
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 964	$ 772	$ 713